Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Commodities		$ 111
Time deposits and short-term investments with original maturity more than 90 days	$ 1,892	569
Derivative financial instruments	106	355
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 1,998	$ 1,035